Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$20,451,764.25	0.0436072	$-	-	$20,451,764.25
Class A-4 Notes	$181,940,000.00	1.0000000	$181,922,599.16	0.9999044	$17,400.84
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$272,681,764.25	0.1877676	$252,212,599.16	0.1736726	$20,469,165.09

Weighted Avg. Coupon (WAC)	4.98%		5.00%
Weighted Avg. Remaining Maturity (WARM)	28.13		27.32
Pool Receivables Balance	$305,845,926.62		$285,105,176.22
Remaining Number of Receivables	36,282		33,981

Adjusted Pool Balance	$302,593,790.63		$282,124,625.54

III. COLLECTIONS

Principal:
Principal Collections	$20,298,483.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$365,910.52
Total Principal Collections	$20,664,393.60

Interest:
Interest Collections	$1,213,717.97
Late Fees & Other Charges	$53,785.56
Interest on Repurchase Principal	$-
Total Interest Collections	$1,267,503.53

Collection Account Interest	$969.52
Reserve Account Interest	$414.30
Servicer Advances	$-

Total Collections	$21,933,280.95

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$21,933,280.95
Reserve Account Release	$-
Total Available for Distribution	$21,933,280.95

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$254,871.61		$254,871.61	$254,871.61
Collection Account Interest					$969.52
Late Fees & Other Charges					$53,785.56
Total due to Servicer					$309,626.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$10,566.74		$10,566.74
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$133,376.24		$133,376.24	$133,376.24

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$21,388,969.44

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$20,469,165.09

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,451,764.25
Class A-4 Notes				$17,400.84
Class A Notes Total:		$20,469,165.09		$20,469,165.09
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$20,469,165.09		$20,469,165.09

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					919,804.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,252,135.99
Beginning Period Amount	$3,252,135.99
Current Period Amortization	$271,585.31
Ending Period Required Amount	$2,980,550.68
Ending Period Amount	$2,980,550.68
Next Distribution Date Required Amount	$2,726,713.27

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	9.89%	10.60%	10.60%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.12%	33,342	97.43%	$277,765,037.78
30 - 60 Days	1.55%	528	2.13%	$6,061,017.79
61 - 90 Days	0.26%	90	0.37%	$1,047,487.32
91 + Days	0.06%	21	0.08%	$231,633.33
		33,981		$285,105,176.22
Total
Delinquent Receivables 61 + days past due	0.33%	111	0.45%	$1,279,120.65
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	137	0.56%	$1,722,419.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	148	0.59%	$1,905,067.42
Three-Month Average Delinquency Ratio	0.36%		0.53%

Repossession in Current Period		42		$557,213.60
Repossession Inventory		63		$337,991.59

Charge-Offs
Gross Principal of Charge-Off for Current Period				$442,267.32
Recoveries				$(365,910.52)
Net Charge-offs for Current Period				$76,356.80

Beginning Pool Balance for Current Period				$305,845,926.62

Net Loss Ratio				0.30%
Net Loss Ratio for 1st Preceding Collection Period				0.16%
Net Loss Ratio for 2nd Preceding Collection Period				0.81%
Three-Month Average Net Loss Ratio for Current Period				0.42%

Cumulative Net Losses for All Periods				$12,290,435.22
Cumulative Net Losses as a % of Initial Pool Balance				0.81%

Principal Balance of Extensions				$1,166,595.93
Number of Extensions				93